Annual Fund Operating Expenses (Vanguard Intermediate-Term Treasury Fund Participant:)	Vanguard Intermediate-Term Treasury Fund Vanguard Intermediate-Term Treasury Fund - Admiral Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%